Expense Example	Apr. 07, 2026 USD ($)
Defiance Space Data Center Leaders ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Defiance Pure Space Daily 2X Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	$ 415